Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017156
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 12.64% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 12.81%.

The difference in performance between the Fund and the Russell 2000® Index was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks, while not keeping pace with their larger peers, performed very well in 2025. After a brief sell-off in early April following President Trump’s surprising tariff announcement, stocks quickly rebounded and proceeded to climb steadily higher through the end of October. After a stretch of volatility in November, the Russell 2000® Index again staged a rapid recovery and went on to achieve a new, all-time high in mid-December. Lower inflation allowed the U.S. Federal Reserve to reduce interest rates by three quarters of a percentage point in the second half of the year, boosting investor sentiment. Small caps were also well supported by better-than-expected economic growth.

The growth style slightly outperformed value for the third consecutive year. The Russell 2000® Growth Index rose 13.01%, edging out the 12.60% return for the Russell 2000® Value Index.

Nine of the 11 sectors in the Russell 2000 Index gained ground on the year. The materials sector led the way, reflecting the strength in commodity prices. Health care, industrials, communication services, and utilities also outpaced the index. The information technology, financials, real estate, and energy sectors recorded positive returns but underperformed the broader small-cap space. Consumer discretionary and consumer staples were the only sectors to finish in negative territory. At the individual stock level, the leading contributors were Bloom Energy Corp. (0.6%), EchoStar Corp. (0.5%), and Credo Technology Group Holding Ltd. (0.8%). Vaxcyte, Inc. (0.2%), SPS Commerce, Inc. (0.1%), and Six Flags Entertainment Corp. (0.1%) were the largest detractors.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index
'15	$10,000	$10,000	$10,000
'16	$9,117	$9,436	$9,121
'16	$9,111	$9,433	$9,120
'16	$9,842	$10,097	$9,848
'16	$9,997	$10,159	$10,003
'16	$10,220	$10,341	$10,228
'16	$10,206	$10,362	$10,222
'16	$10,819	$10,774	$10,832
'16	$11,006	$10,801	$11,023
'16	$11,122	$10,818	$11,146
'16	$10,588	$10,584	$10,616
'16	$11,771	$11,058	$11,800
'16	$12,103	$11,274	$12,131
'17	$12,146	$11,486	$12,179
'17	$12,377	$11,913	$12,414
'17	$12,391	$11,921	$12,430
'17	$12,520	$12,047	$12,566
'17	$12,263	$12,171	$12,311
'17	$12,687	$12,280	$12,736
'17	$12,778	$12,512	$12,831
'17	$12,611	$12,536	$12,668
'17	$13,398	$12,842	$13,458
'17	$13,504	$13,122	$13,573
'17	$13,897	$13,521	$13,964
'17	$13,837	$13,656	$13,908
'18	$14,200	$14,375	$14,271
'18	$13,640	$13,846	$13,718
'18	$13,814	$13,568	$13,896
'18	$13,932	$13,619	$14,016
'18	$14,777	$14,004	$14,867
'18	$14,884	$14,095	$14,973
'18	$15,138	$14,563	$15,234
'18	$15,787	$15,074	$15,891
'18	$15,409	$15,099	$15,509
'18	$13,727	$13,988	$13,824
'18	$13,940	$14,268	$14,044
'18	$12,283	$12,940	$12,376
'19	$13,661	$14,051	$13,768
'19	$14,375	$14,545	$14,484
'19	$14,072	$14,757	$14,181
'19	$14,547	$15,346	$14,662
'19	$13,405	$14,353	$13,522
'19	$14,357	$15,361	$14,478
'19	$14,429	$15,590	$14,561
'19	$13,722	$15,272	$13,842
'19	$14,003	$15,540	$14,130
'19	$14,366	$15,875	$14,502
'19	$14,955	$16,478	$15,099
'19	$15,381	$16,954	$15,535
'20	$14,892	$16,935	$15,037
'20	$13,632	$15,549	$13,771
'20	$10,659	$13,410	$10,779
'20	$12,106	$15,187	$12,259
'20	$12,887	$15,999	$13,057
'20	$13,342	$16,364	$13,519
'20	$13,711	$17,294	$13,893
'20	$14,482	$18,546	$14,676
'20	$13,986	$17,871	$14,185
'20	$14,282	$17,485	$14,482
'20	$16,912	$19,613	$17,152
'20	$18,370	$20,495	$18,636
'21	$19,320	$20,404	$19,573
'21	$20,514	$21,042	$20,793
'21	$20,704	$21,796	$21,002
'21	$21,124	$22,919	$21,443
'21	$21,169	$23,024	$21,487
'21	$21,576	$23,592	$21,904
'21	$20,785	$23,991	$21,113
'21	$21,248	$24,675	$21,585
'21	$20,616	$23,568	$20,949
'21	$21,485	$25,161	$21,840
'21	$20,582	$24,778	$20,930
'21	$21,034	$25,754	$21,397
'22	$19,001	$24,239	$19,337
'22	$19,205	$23,628	$19,544
'22	$19,430	$24,395	$19,787
'22	$17,506	$22,206	$17,826
'22	$17,533	$22,176	$17,853
'22	$16,073	$20,321	$16,385
'22	$17,754	$22,227	$18,095
'22	$17,396	$21,397	$17,725
'22	$15,729	$19,413	$16,026
'22	$17,451	$21,005	$17,790
'22	$17,850	$22,102	$18,206
'22	$16,693	$20,808	$17,024
'23	$18,318	$22,241	$18,684
'23	$18,015	$21,721	$18,368
'23	$17,148	$22,302	$17,491
'23	$16,845	$22,539	$17,176
'23	$16,688	$22,627	$17,017
'23	$18,032	$24,172	$18,401
'23	$19,133	$25,039	$19,526
'23	$18,161	$24,555	$18,549
'23	$17,088	$23,386	$17,457
'23	$15,930	$22,766	$16,267
'23	$17,360	$24,888	$17,739
'23	$19,491	$26,209	$19,906
'24	$18,718	$26,499	$19,132
'24	$19,777	$27,933	$20,214
'24	$20,477	$28,835	$20,938
'24	$19,038	$27,566	$19,464
'24	$19,978	$28,868	$20,440
'24	$19,799	$29,762	$20,251
'24	$21,799	$30,315	$22,309
'24	$21,485	$30,975	$21,976
'24	$21,619	$31,616	$22,129
'24	$21,306	$31,384	$21,810
'24	$23,634	$33,471	$24,202
'24	$21,664	$32,448	$22,203
'25	$22,231	$33,473	$22,785
'25	$21,038	$32,831	$21,567
'25	$19,590	$30,916	$20,099
'25	$19,154	$30,709	$19,634
'25	$20,178	$32,655	$20,683
'25	$21,250	$34,314	$21,807
'25	$21,624	$35,070	$22,185
'25	$23,167	$35,881	$23,770
'25	$23,882	$37,120	$24,510
'25	$24,320	$37,915	$24,953
'25	$24,548	$38,019	$25,193
'25	$24,402	$38,012	$25,047

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	12.64%	5.84%	9.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 433,709,602
Holdings Count | Holding	1,967
Advisory Fees Paid, Amount	$ 993,580
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	433,709,602
Number of Portfolio Holdings	1,967
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	993,580

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	5.0% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp.	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Bridgebio Pharma, Inc.	0.4%

Material Fund Change [Text Block]
C000017157
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.67%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 12.37% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 12.81%.

The difference in performance between the Fund and the Russell 2000® Index was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks, while not keeping pace with their larger peers, performed very well in 2025. After a brief sell-off in early April following President Trump’s surprising tariff announcement, stocks quickly rebounded and proceeded to climb steadily higher through the end of October. After a stretch of volatility in November, the Russell 2000® Index again staged a rapid recovery and went on to achieve a new, all-time high in mid-December. Lower inflation allowed the U.S. Federal Reserve to reduce interest rates by three quarters of a percentage point in the second half of the year, boosting investor sentiment. Small caps were also well supported by better-than-expected economic growth.

The growth style slightly outperformed value for the third consecutive year. The Russell 2000® Growth Index rose 13.01%, edging out the 12.60% return for the Russell 2000® Value Index.

Nine of the 11 sectors in the Russell 2000 Index gained ground on the year. The materials sector led the way, reflecting the strength in commodity prices. Health care, industrials, communication services, and utilities also outpaced the index. The information technology, financials, real estate, and energy sectors recorded positive returns but underperformed the broader small-cap space. Consumer discretionary and consumer staples were the only sectors to finish in negative territory. At the individual stock level, the leading contributors were Bloom Energy Corp. (0.6%), EchoStar Corp. (0.5%), and Credo Technology Group Holding Ltd. (0.8%). Vaxcyte, Inc. (0.2%), SPS Commerce, Inc. (0.1%), and Six Flags Entertainment Corp. (0.1%) were the largest detractors.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	Russell 3000® Index	Russell 2000® Index
'15	$10,000	$10,000	$10,000
'16	$9,110	$9,436	$9,121
'16	$9,110	$9,433	$9,120
'16	$9,835	$10,097	$9,848
'16	$9,983	$10,159	$10,003
'16	$10,206	$10,341	$10,228
'16	$10,199	$10,362	$10,222
'16	$10,804	$10,774	$10,832
'16	$10,991	$10,801	$11,023
'16	$11,099	$10,818	$11,146
'16	$10,566	$10,584	$10,616
'16	$11,747	$11,058	$11,800
'16	$12,071	$11,274	$12,131
'17	$12,114	$11,486	$12,179
'17	$12,337	$11,913	$12,414
'17	$12,351	$11,921	$12,430
'17	$12,484	$12,047	$12,566
'17	$12,221	$12,171	$12,311
'17	$12,635	$12,280	$12,736
'17	$12,725	$12,512	$12,831
'17	$12,560	$12,536	$12,668
'17	$13,335	$12,842	$13,458
'17	$13,448	$13,122	$13,573
'17	$13,825	$13,521	$13,964
'17	$13,764	$13,656	$13,908
'18	$14,118	$14,375	$14,271
'18	$13,569	$13,846	$13,718
'18	$13,742	$13,568	$13,896
'18	$13,854	$13,619	$14,016
'18	$14,685	$14,004	$14,867
'18	$14,790	$14,095	$14,973
'18	$15,043	$14,563	$15,234
'18	$15,678	$15,074	$15,891
'18	$15,295	$15,099	$15,509
'18	$13,626	$13,988	$13,824
'18	$13,838	$14,268	$14,044
'18	$12,192	$12,940	$12,376
'19	$13,553	$14,051	$13,768
'19	$14,261	$14,545	$14,484
'19	$13,952	$14,757	$14,181
'19	$14,417	$15,346	$14,662
'19	$13,287	$14,353	$13,522
'19	$14,229	$15,361	$14,478
'19	$14,301	$15,590	$14,561
'19	$13,592	$15,272	$13,842
'19	$13,870	$15,540	$14,130
'19	$14,229	$15,875	$14,502
'19	$14,803	$16,478	$15,099
'19	$15,225	$16,954	$15,535
'20	$14,731	$16,935	$15,037
'20	$13,493	$15,549	$13,771
'20	$10,542	$13,410	$10,779
'20	$11,969	$15,187	$12,259
'20	$12,741	$15,999	$13,057
'20	$13,179	$16,364	$13,519
'20	$13,544	$17,294	$13,893
'20	$14,294	$18,546	$14,676
'20	$13,815	$17,871	$14,185
'20	$14,096	$17,485	$14,482
'20	$16,692	$19,613	$17,152
'20	$18,131	$20,495	$18,636
'21	$19,049	$20,404	$19,573
'21	$20,227	$21,042	$20,793
'21	$20,414	$21,796	$21,002
'21	$20,825	$22,919	$21,443
'21	$20,858	$23,024	$21,487
'21	$21,258	$23,592	$21,904
'21	$20,480	$23,991	$21,113
'21	$20,925	$24,675	$21,585
'21	$20,291	$23,568	$20,949
'21	$21,147	$25,161	$21,840
'21	$20,258	$24,778	$20,930
'21	$20,702	$25,754	$21,397
'22	$18,691	$24,239	$19,337
'22	$18,880	$23,628	$19,544
'22	$19,102	$24,395	$19,787
'22	$17,202	$22,206	$17,826
'22	$17,216	$22,176	$17,853
'22	$15,797	$20,321	$16,385
'22	$17,446	$22,227	$18,095
'22	$17,081	$21,397	$17,725
'22	$15,432	$19,413	$16,026
'22	$17,121	$21,005	$17,790
'22	$17,513	$22,102	$18,206
'22	$16,378	$20,808	$17,024
'23	$17,973	$22,241	$18,684
'23	$17,662	$21,721	$18,368
'23	$16,810	$22,302	$17,491
'23	$16,507	$22,539	$17,176
'23	$16,339	$22,627	$17,017
'23	$17,668	$24,172	$18,401
'23	$18,731	$25,039	$19,526
'23	$17,780	$24,555	$18,549
'23	$16,730	$23,386	$17,457
'23	$15,583	$22,766	$16,267
'23	$16,982	$24,888	$17,739
'23	$19,053	$26,209	$19,906
'24	$18,311	$26,499	$19,132
'24	$19,332	$27,933	$20,214
'24	$20,018	$28,835	$20,938
'24	$18,595	$27,566	$19,464
'24	$19,526	$28,868	$20,440
'24	$19,337	$29,762	$20,251
'24	$21,287	$30,315	$22,309
'24	$20,967	$30,975	$21,976
'24	$21,098	$31,616	$22,129
'24	$20,778	$31,384	$21,810
'24	$23,047	$33,471	$24,202
'24	$21,127	$32,448	$22,203
'25	$21,665	$33,473	$22,785
'25	$20,501	$32,831	$21,567
'25	$19,090	$30,916	$20,099
'25	$18,657	$30,709	$19,634
'25	$19,651	$32,655	$20,683
'25	$20,693	$34,314	$21,807
'25	$21,056	$35,070	$22,185
'25	$22,556	$35,881	$23,770
'25	$23,250	$37,120	$24,510
'25	$23,661	$37,915	$24,953
'25	$23,882	$38,019	$25,193
'25	$23,740	$38,012	$25,047

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	12.37%	5.54%	9.03%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 433,709,602
Holdings Count | Holding	1,967
Advisory Fees Paid, Amount	$ 993,580
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	433,709,602
Number of Portfolio Holdings	1,967
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	993,580

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	5.0% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp.	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Bridgebio Pharma, Inc.	0.4%

Material Fund Change [Text Block]